Revenue - Disaggregation of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 769,539	$ 654,143
As-invoiced
Disaggregation of Revenue [Line Items]
Revenue	522,415	407,496
Cost-to-cost percent complete
Disaggregation of Revenue [Line Items]
Revenue	198,396	218,044
Point-in-time
Disaggregation of Revenue [Line Items]
Revenue	48,728	28,603
Time-and-materials
Disaggregation of Revenue [Line Items]
Revenue	523,468	388,998
Unit-price
Disaggregation of Revenue [Line Items]
Revenue	234,047	253,840
Lump-sum
Disaggregation of Revenue [Line Items]
Revenue	12,024	11,305
Operations support services
Disaggregation of Revenue [Line Items]
Revenue	688,734	600,308
Equipment and component sales
Disaggregation of Revenue [Line Items]
Revenue	48,728	28,603
Construction services
Disaggregation of Revenue [Line Items]
Revenue	$ 32,077	$ 25,232